13. INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

Cayman Islands:  Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:  The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2016, 2015 and 2014. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China:    The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) attributable to continued operations in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2016	2015 (Combined – Note 2)	2014 (Combined – Note 2)
Current	$6,454	$1,992	$—
Deferred	(5,168)	(4,855)	(7,309)
Total	$1,286	$(2,863)	$(7,309)

The tax effects of temporary differences of continuing operations representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2016	2015 (Combined – Note 2)
Deferred income tax assets:
Provision for credit losses	$6,476	$2,451
Accrued liabilities	4,373	2,785
Organization cost	—	298
Tax loss carried forward	12,678	12,115
	23,527	17,649
Valuation allowance	—	—
Deferred income tax assets, net	$23,527	$17,649

As of December 31, 2016 and 2015, deferred income tax assets are derived from accrued liabilities, provision for credit losses, organization cost and tax loss carried forward arising from the same tax jurisdictions in China. The management determines it is more likely than not that these deferred tax assets could be utilized in the future, so no valuation allowance was provided as of December 31, 2016 and 2015.

At December 31, 2016, the Company had $50,712 of tax loss carry forwards that expires through December 31, 2021.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from operations was as follows:

	December 31,
	2016	2015 (Combined – Note 2)	2014 (Combined – Note 2)
Statutory EIT rate	25.0%	25.0%	25.0%
Non-deductible expenses	2.6%	(3.2)%	(5.7)%
Non-taxable income	—%	1.5%	0.9%
Tax-exempt entities	10.7%	—%	—%
Different tax rates in other jurisdictions	0.8%	—%	(0.3)%
Effective tax rate	39.1%	23.3%	19.9%

* Tax-exempt entities represent entities outside of China and Hong Kong for which the statutory tax rate is zero.

The Company adopted the guidance on accounting for uncertainties in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. For the years ended December 31, 2016, 2015 and 2014, the Company did not have any significant interest and penalties associated with uncertain tax positions. As of December 31, 2016 and 2015, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2016 and 2015, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.